Document Entity And Information	6 Months Ended
Jun. 30, 2024
Cover [Abstract]
Document Type	F-1/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Emerging Growth Company	true
Entity Central Index Key	0001819704
Entity Registrant Name	MEDIROM HEALTHCARE TECHNOLOGIES INC.
Entity Ex Transition Period	false